Subsequent events (Details Narrative) - USD ($)	Jun. 22, 2026	Dec. 08, 2025	Jun. 14, 2023	Jan. 09, 2023
Subsequent Event [Line Items]
Shares issued			541,724	458,276
Investor [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of ordinary shares sell to investor		34,972,600
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Interest rate	9.25%
Debt Maturity date	Jun. 23, 2027
Subsequent Event [Member] | Investor [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Issued convertible promissory notes	$ 5,250,000
Subsequent Event [Member] | Investor [Member] | Initial Note [Member]
Subsequent Event [Line Items]
Issued convertible promissory notes	$ 2,750,000
Issue discount rate	4.00%
Subsequent Event [Member] | Investor [Member] | Additional Notes [Member]
Subsequent Event [Line Items]
Issued convertible promissory notes	$ 2,500,000
Subsequent Event [Member] | Investor [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of ordinary shares sell to investor	50,000,000
Ordinary shares price	$ 0.60
Stock purchase price	$ 30,000,000.0
Subsequent Event [Member] | Mr Houqi Zhang [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Shares issued	10,000,000
Debt settlement	$ 7,000,000